Deposits - Restricted Deposits - Restricted Summary (Tables)	12 Months Ended
Dec. 31, 2012
Deposits Restricted (Tables) [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]

	December 31, 2012	December 31, 2011
Tax – deferred (1031) exchange proceeds	$152,182	$53,668
Earnest money on pending acquisitions	5,613	7,882
Restricted deposits on debt	—	2,370
Restricted deposits on real estate investments	44,209	43,970
Resident security and utility deposits	44,199	40,403
Other	4,239	3,944
Totals	$250,442	$152,237